BUSINESS ACQUISITION - Pro forma information of acquisitions in 2017 and 2018 - (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
BUSINESS ACQUISITION
Initial public offering price		$ 10.00
Gain of fair value change of contingent consideration	$ 65,594